OTHER INCOME	12 Months Ended
Dec. 31, 2023
OTHER INCOME
OTHER INCOME

11.OTHER INCOME

Other income consists of the following:

in € thousand	2023	2022	2021
Foreign currency gains	2,969	1,503	538
Bonus payments	9,200	—	—
Other miscellaneous income	3,815	1,871	1,387
Total other income	15,985	3,375	1,924

The bonus payments are comprised of the Silicon exit bonus of €4,700 thousand (see note 5. Significant Events in the Period ended December 31, 2023) as well as an exit bonus related to Montratec. In 2018, the Company sold one of its subsidiaries, Montratec GmbH, to Montratec Sarl. The underlying stock purchase agreement included a clause on potential exit events, which requires Montratec Sarl to pay SCHMID up to €4,500 thousand (hereinafter referred to as “Montratec exit bonus”) upon a future exit of Montratec Sarl from Montractec GmbH. Additionally, SCHMID entered into a guarantee agreement with Schmid Grundstücke GmbH & Co. KG (referred to as “SGG”), an entity jointly controlled by shareholders of SCHMID, wherein SGG would reimburse the difference between the exit sale consideration actually received from Montratec Sarl and €4,500 thousand (hereinafter referred to as “Montratec guarantee”) in the event that the exit sale consideration is below €4,500 thousand. As a remuneration for this guarantee, SCHMID was required to pay SGG an amount equal to 1.5% p.a. of the €4,500 thousand per year until an exit event would occur. SCHMID was informed in April 2023 about this exit event, i.e. that Montratec GmbH was sold by Montratec Sarl in April 2023 which resulted in an exit bonus of €3,954 thousand being owed by Montratec Sarl to SCHMID and €546 thousand being owed by SGG. The bonus from Montratec has been received in cash during 2023, the payment from SGG as been netted with payables of SCHMID against SGG.

Other miscellaneous income includes a gain resulting from a cancelled sale and leaseback agreement with a third party (€1,875 thousand for the fiscal year ended December 31, 2023) as well as government grants related to income in an amount of €356 thousand for the fiscal year ended December 31, 2023 (2022: €519 thousand, 2021: €123 thousand). The grants are received in cash to compensate for expenses incurred in relation to research projects. In addition, other miscellaneous income includes income from asset disposals, mainly from the sale and leasback transaction (€508 thousand).